Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of Plan
A.    Basis of Presentation

The accompanying financial statements of the ORI 401(k) Savings and Profit Sharing Plan (the Plan) include plan assets for employees of Old Republic International Corporation and participating subsidiaries (Old Republic, the Plan Sponsor, the Company(ies), or the Employer(s)). These financial statements and accompanying notes together provide only general information about the Plan. Refer to the Plan Document for a complete description of the Plan's provisions.

B.    General

The Plan is a defined contribution plan covering all full-time and part-time Company employees and is subject to the provisions of the Internal Revenue Code (the Code) and the Employee Retirement Income Security Act of 1974, as amended (ERISA). Employees become participants of the Plan on their employment date.

Effective August 1, 2024, the Republic Mortgage Insurance Company and Affiliated Companies Profit Sharing Plan (RMIC PSP) was merged into the Plan resulting in the transfer of assets totaling $26,052,767. Following the merger, the Plan continues to provide the same type of employer contributions as were available under the RMIC PSP.

Effective January 1, 2025, the Plan Sponsor restated the Plan Document modifying several aspects of the Plan, which have been incorporated as relevant within the following notes to financial statements, including:
1)Standardization of the non-elective contribution to 3% for all participants;
2)Simplification of the formula used to calculate the match;
3)Increasing the $150,000 salary limit on employer contributions to $350,000;
4)Removal of the six-year vesting period, allowing for employer contributions and the respective gains or losses to be 100% vested the first year;
5)Removal of the requirement to hold Old Republic common stock for three years before allowing transfer to other investment options;
6)Provision for employees to take a loan against their vested balance;
7)Provision for additional catch-up contributions;
8)Provision for employees to make separate election for after-tax contributions;
9)Limitation of after-tax contributions to $15,000 annually; and
10)Provision for partial withdrawals for all former employees.

In 2018 and 2020, the Plan purchased Old Republic common stock using the proceeds of loans obtained from the Company and participating subsidiary companies (see summary of all loans at Note 4). The shares are held in a trust established under the Plan. The borrowing and interest costs are repaid over the term of the loans through use of fully deductible Company matching contributions to the Plan, dividends from unallocated Old Republic common stock, and any earnings the net funds may earn.

On an annual basis, the Plan makes a calculation of the number of shares to be allocated (released) to the accounts of eligible participants. The calculation of allocated shares is made in accordance with the Code, applicable Treasury Regulations, and the Plan document. Shares allocated to participants vest in accordance with the stated vesting provisions in the Plan document (see Note 1G).

The accompanying financial statements of the Plan present separately the assets and liabilities and changes therein pertaining to the stock not yet allocated to participants within the columns titled “Unallocated Account”. Shares allocated to participants are included in the financial statements under the columns titled “Non-Participant Directed Account” and are entitled to diversification as afforded within the Plan document. Employee contributions made by participants and discretionary contributions made by an Employer are included in the financial statements under the columns titled “Participant Directed Account.”

C.    Employee Contributions

Employee contributions can be made on a pretax basis up to an Internal Revenue Service (IRS) limit of $23,500 for 2025. The Plan also provides for designated Roth contributions. Participants may elect to make additional contributions, on an after-tax basis, up to a maximum of $15,000 annually, as defined in the Plan, not to exceed the limits set by Section 415 of the Code. All contributions are recorded in the period in which the Companies make payroll deductions from Plan participants.

The Plan provides for automatic enrollment contributions equal to 6% of the employee’s eligible compensation. Employee contributions (pretax deferrals, after-tax, and Roth contributions) up to 6% are eligible for matching contributions based on Old Republic’s annual combined ratio achievement as provided in the Plan document. However, the amount of eligible compensation considered when calculating these contributions cannot exceed the IRS limit of $350,000. Any employee who does not contribute to the Plan does not receive a Company matching contribution. Contributions are also subject to other Code limitations (including the limits imposed by Code Section 415).

In addition, employees who are 50 years of age at any time during the Plan year may make additional pretax catch-up contributions up to $7,500 for 2025, and employees who are 60-63 years of age at any time during the Plan year may make additional pretax catch-up contributions up to $3,750 for 2025.

Participants direct the investment of their contributions into various investment options, such as mutual funds, offered by the Plan. In addition, participants may also direct their contributions to buy Old Republic common stock.

Rollover distributions from another qualified plan may be transferred into the Plan. Any such amount transferred is placed in a participant rollover account, which is fully vested. Full or partial withdrawals from rollover accounts, including related earnings, are allowed up to twice per year.

D.    Employer Contributions

Matching Contributions

Participants are eligible to receive a matching contribution under the Plan if the following criteria are met:

•The participant was employed by one of the Companies during the year,
•The participant completed one or more hours of service during the year, and
•The participant made individual contributions to the Plan during the Plan year.

Company matching contributions, when aggregated with the dividends and other earnings on the unallocated Old Republic common stock, are used to fund the Plan’s debt service. The debt service funding triggers the release of stock to be allocated to participants’ accounts in accordance with regulations under ERISA, the Code, and the Plan Document.

Company matching contributions are based on the following formula:

	Threshold	Objective	Maximum
Annual Old Republic combined ratio achievement objective for the Plan year	99.0%	92.5%	89.0%
Employer Matching Contribution (on employee deferrals up to 6% of compensation)	50.0%	100.0%	150.0%

Additional amounts from consolidated annual net profits after taxes or accumulated earnings as the Board of Directors of the Companies may determine from time to time may be added to the matching contributions resulting from the above formula. The amounts of the Companies’ contributions are subject to certain limitations such that they are calculated on a maximum $350,000 of each participant’s eligible compensation and do not exceed the:

•Maximum amount currently deductible by that Employer under section 404 of the Code, or
•Amount of its annual net profit before taxes and its accumulated earnings.

For Plan year 2025, the Company’s Board of Directors declared matching contributions of $39,046,509.

Non-elective Contributions

Non-elective contributions are credited to participant accounts at 3% of eligible compensation for all employees who completed at least one hour of service during the Plan year, regardless of whether they made their own contributions. These contributions are also subject to Code limitations. For Plan year 2025, the Company’s Board of Directors declared non-elective contributions of $26,123,638.

Discretionary Contributions

Discretionary contributions may be made at the discretion of the Company’s Board of Directors. No such discretionary contributions were made for Plan year 2025.
E. Participant Directed Account

Employee contributions are allocated to the various investment options offered by the Plan, typically mutual funds, or Old Republic common stock, as designated by the participant. Earnings or losses accrue to each participant's account based upon the performance of the mutual funds and/or Old Republic common stock that the participant selected. Participants are fully vested in their own contributions and related earnings or losses.

Subject to certain limitations, the Plan permits in-service withdrawals prior to termination of employment on account of certain financial hardships. In addition, subject to certain conditions, participants may make withdrawals during employment from after-tax contributions and after age 59.5.

Participants are able to direct the investment of discretionary and non-elective contributions into the various investment options, such as mutual funds, offered by the Plan. Prior to January 1, 2025, no investment election could be made for Old Republic common stock for three years. Effective January 1, 2025 immediate diversification of non-elective contributions in the form of Old Republic common stock is allowed.

F. Non-Participant Directed Account

Each year, the matching contributions, inclusive of the released shares triggered by the debt service funding and the related earnings or losses, are allocated to the participant’s Company account which, for financial statement purposes, is included under the column entitled “Non-Participant Directed Account.”

Each participant’s account is credited with a matching contribution determined based on the Plan formula, inclusive of an allocation of Old Republic common stock released by the Trustee from the unallocated account and forfeitures of terminated participants’ non-vested accounts. Only those participants who are eligible participants as described above receive an allocation in accordance with the Plan document.

Participants are able to divest Company stock acquired with employer matching contributions after completing three years of service for contributions made prior to Plan year 2025, and immediately for contributions made beginning with Plan year 2025. The investment options available for diversification are the same funds available for investment of employee contributions. Previously diversified funds may be re-diversified into Old Republic common stock. For financial statement purposes, diversified funds are transferred from the column “Non-Participant Directed Account” to the column “Participant Directed Account.”

G. Vesting

Transferred accounts and both participant and Company contributions made beginning with the 2025 Plan year are immediately vested.

For contributions prior to the 2025 Plan year, participants are vested in the value of Company contributions on a six-year graded scale with 20% vesting after two years of credited service to 100% vesting after six years of credited service. Company contributions prior to the 2025 Plan year become immediately vested in the event of death, retirement at or after age 65, or retirement due to disability.

H.    Notes Receivable from Participants

The restated Plan Document allows participants to have one general loan outstanding at a time with a repayment duration of up to five years and a minimum amount of $1,000. The maximum amount that may be loaned is the lesser of (i) $50,000, reduced by the excess (if any) of the highest outstanding balance of all loans to the participant from all tax qualified plans of the Employer during the one-year period ending on the day before the date on which such loan is made, over the outstanding balance of all loans to the participant from all tax-qualified plans of the Employer on the date on which such loan is made, or (ii) the lesser of (X) 50% of the aggregate vested balance in the participant’s account determined as of the last preceding valuation date on which the loan is requested or (Y) the aggregate vested balance in the participant’s account that is not invested in Old Republic common stock determined as of the last preceding valuation date on which the loan is requested. The loans are secured by the balance in the participant’s account. The loan interest rate, determined monthly, is set at 1% above the prime rate as published by Reuters. Principal and interest are paid ratably through biweekly payroll deductions.
I.    Payment of Benefits

On termination of service, retirement, or death, a participant or his/her beneficiary may take partial withdrawals, receive one lump sum, or roll the balance into an individual retirement account in their name, depending on the vested balance in their account at the time of termination of service.

Distributions of Old Republic common stock are in the form of company stock unless the participant or beneficiary elects to receive the distribution in cash.

Minimum annual distributions are required for participants (other than Roth accounts), in accordance with the age requirements under Section 404 of the Code, by April 1 following the later of the year in which a participant:
•Attains age: 70½ if born before July 1, 1949; 72 if born after June 30, 1949 and before January 1, 1951; 73 if born between 1951 and 1959; 75 if born 1960 or later; or
•Leaves employment.

J.    Forfeited Accounts

If a participant terminates employment with the Company prior to becoming fully vested, the non-vested portion of the Company’s contributions and related earnings are forfeited. Forfeitures from the accounts of terminated employees are allocated as of December 31 of each year to the matching employer contribution accounts and/or discretionary contribution accounts of eligible participants based upon the same proportion of each participant’s recognized compensation compared to the recognized compensation of all other participants in the Plan entitled to share in forfeitures.

Forfeitures from plan year 2024 that were allocated in 2025 include $2,800,009 of matching contributions and $1,852,339 of discretionary contributions. Forfeitures from plan year 2023 that were allocated in 2025 included $3,022,427 of matching contributions and $1,833,002 of discretionary contributions.

K.    Unallocated Account

The unallocated account represents all assets and liabilities of the Plan relating to the leveraging of the matching contribution component and not yet allocated to participants.

L.    Common Shares Released to Participants

Common shares released to participants represents the fair value of the Old Republic common stock allocated to participants’ accounts during the year. It represents the number of shares calculated in accordance with applicable regulations under the Code. It takes into account the debt service provided by the Company contributions, and dividends received on the unallocated Old Republic common stock during the year. The release fraction applied to the number of unreleased shares is the principal paid that coincides with the timing of the Company contributions, and the interest paid during the plan year (numerator) divided by the numerator plus an estimate of the remaining future principal and interest (assuming most recent interest rate at December 31) to be paid.

During 2025, 601,695 shares of the Old Republic common stock of the Plan were released, and 2,750,858 and 3,352,469 shares of the Old Republic common stock of the Plan remained unallocated as of December 31, 2025 and 2024, respectively. There is no connection as to the number of shares being allocated and the market value of Old Republic common stock at any given time. Therefore, the market value of the stock on the actual day of allocation (release) to participants’ accounts may vary from the fair value at December 31, 2025 and 2024, as presented in the accompanying financial statements.

M.    Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares of the Company’s common stock allocated to his or her account and is notified by the Trustee prior to the time that such voting rights are to be exercised. The Trustee is not permitted to vote any allocated stock for which instructions have not been given by a participant. The Trustee is required, however, to vote any unallocated stock on behalf of the collective best interest of Plan participants and beneficiaries.